Employee Benefits and Compensation Plans (Share-based compensation) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 10, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Price	$ 18.64			$ 23.98
Adjustments to Additional Paid in Capital, Share-based Compensation, Restricted Stock Unit or Restricted Stock Award, Requisite Service Period Recognition		$ 62
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	35,838,068
TARP Repayment		100.00%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	6,476,427	4,293,216
Share-based Compensation	$ 49	$ 46	$ 64
Deferred Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1,395,105	3,009,942
Share-based Compensation	$ 3	$ 42	65
Incentive Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	51,103	690,355
Share-based Compensation	$ 1	$ (2)	$ 8
Shares Awarded 2009 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		17,571
Shares Awarded 2010 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		17,219
Shares Awarded 2011 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		0
Shares Awarded 2012 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		453,735
Shares Awarded 2013 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	254,150	2,053,271
Shares Awarded 2014 [Member] [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1,691,509	1,751,420
Shares Awarded 2015 [Member] [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	4,530,768